Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Communication Services – 15.5%
83,402 Alphabet, Inc., Class A $ 12,897,285
78,598 Alphabet, Inc., Class C 12,279,366
4,993 Charter Communications, Inc.,
Class A* 1,840,070
132,675 Comcast Corp., Class A 4,895,708
9,168 Electronic Arts, Inc. 1,324,959
31,312 Meta Platforms, Inc., Class A 18,046,984
15,048 Netflix, Inc.* 14,032,712
6,209 Take-Two Interactive Software,
Inc.* 1,286,815
40,164 T-Mobile US, Inc. 10,712,140
15,915 Trade Desk, Inc. (The), Class A* 870,869
86,353 Warner Bros Discovery, Inc.* 926,568
79,113,476
Consumer Discretionary – 13.7%
15,228 Airbnb, Inc., Class A* 1,819,137
151,530 Amazon.com, Inc.* 28,830,098
1,154 Booking Holdings, Inc. 5,316,374
13,877 DoorDash, Inc., Class A* 2,536,299
4,091 Lululemon Athletica, Inc.* 1,157,998
9,698 Marriott International, Inc.,
Class A 2,310,064
1,783 MercadoLibre, Inc. (Brazil)* 3,478,401
2,015 O'Reilly Automotive, Inc.* 2,886,649
23,496 PDD Holdings, Inc. ADR
(China)* 2,780,752
11,606 Ross Stores, Inc. 1,483,131
39,958 Starbucks Corp. 3,919,480
51,970 Tesla, Inc.* 13,468,545
69,986,928
Consumer Staples – 6.1%
16,215 Coca-Cola Europacific Partners
PLC (United Kingdom) 1,411,191
15,615 Costco Wholesale Corp. 14,768,355
47,727 Keurig Dr Pepper, Inc. 1,633,218
42,037 Kraft Heinz Co. (The) 1,279,186
45,503 Mondelez International, Inc.,
Class A 3,087,378
34,234 Monster Beverage Corp.* 2,003,374
48,246 PepsiCo, Inc. 7,234,005
31,416,707
Energy – 0.6%
34,830 Baker Hughes Co. 1,530,779
10,182 Diamondback Energy, Inc. 1,627,898
3,158,677
Financials – 0.4%
34,799 PayPal Holdings, Inc.* 2,270,635
Health Care – 5.8%
18,898 Amgen, Inc. 5,887,672
20,484 AstraZeneca PLC ADR (United
Kingdom) 1,505,574
5,142 Biogen, Inc.* 703,631
13,746 Dexcom, Inc.* 938,714
16,087 GE HealthCare Technologies,
Inc. 1,298,382
43,808 Gilead Sciences, Inc. 4,908,686
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
2,837 IDEXX Laboratories, Inc.* $ 1,191,398
12,546 Intuitive Surgical, Inc.* 6,213,658
3,782 Regeneron Pharmaceuticals, Inc. 2,398,658
9,033 Vertex Pharmaceuticals, Inc.* 4,379,379
29,425,752
Industrials – 5.0%
14,313 Automatic Data Processing, Inc. 4,373,051
2,683 Axon Enterprise, Inc.* 1,411,124
14,196 Cintas Corp. 2,917,704
33,985 Copart, Inc.* 1,923,211
66,648 CSX Corp. 1,961,451
20,173 Fastenal Co. 1,564,416
22,863 Honeywell International, Inc. 4,841,240
7,477 Old Dominion Freight Line, Inc. 1,237,070
18,461 PACCAR, Inc. 1,797,547
12,666 Paychex, Inc. 1,954,110
4,935 Verisk Analytics, Inc. 1,468,755
25,449,679
Information Technology – 49.0%
15,299 Adobe, Inc.* 5,867,625
57,005 Advanced Micro Devices, Inc.* 5,856,694
17,447 Analog Devices, Inc. 3,518,537
3,083 ANSYS, Inc.* 975,954
214,791 Apple, Inc. 47,711,525
28,580 Applied Materials, Inc. 4,147,530
10,879 AppLovin Corp., Class A* 2,882,609
4,605 ARM Holdings PLC ADR* 491,768
3,177 ASML Holding NV
(Netherlands) 2,105,176
5,769 Atlassian Corp., Class A* 1,224,239
7,563 Autodesk, Inc.* 1,979,993
110,847 Broadcom, Inc. 18,559,113
9,642 Cadence Design Systems, Inc.* 2,452,250
4,661 CDW Corp. 746,972
139,947 Cisco Systems, Inc. 8,636,129
17,399 Cognizant Technology Solutions
Corp., Class A 1,331,024
8,226 Crowdstrike Holdings, Inc.,
Class A* 2,900,323
11,160 Datadog, Inc., Class A* 1,107,184
27,051 Fortinet, Inc.* 2,603,929
19,441 GLOBALFOUNDRIES, Inc.* 717,567
152,319 Intel Corp. 3,459,165
9,834 Intuit, Inc. 6,037,978
4,675 KLA Corp. 3,178,065
45,156 Lam Research Corp. 3,282,841
30,439 Marvell Technology, Inc. 1,874,129
18,919 Microchip Technology, Inc. 915,869
39,194 Micron Technology, Inc. 3,405,567
106,294 Microsoft Corp. 39,901,705
8,362 MicroStrategy, Inc., Class A* 2,410,514
2,613 MongoDB, Inc.* 458,320
348,881 NVIDIA Corp. 37,811,723
8,922 NXP Semiconductors NV
(China) 1,695,715
14,825 ON Semiconductor Corp.* 603,229
79,113 Palantir Technologies, Inc., Class
A* 6,677,137

Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
23,291 Palo Alto Networks, Inc.* $ 3,974,376
38,907 QUALCOMM, Inc. 5,976,504
3,778 Roper Technologies, Inc. 2,227,433
5,439 Synopsys, Inc.* 2,332,515
32,023 Texas Instruments, Inc. 5,754,533
7,528 Workday, Inc., Class A* 1,758,014
5,398 Zscaler, Inc.* 1,071,071
250,622,544
Materials – 1.5%
16,636 Linde PLC 7,746,387
Real Estate – 0.2%
14,427 CoStar Group, Inc.* 1,143,051
Utilities – 1.4%
17,914 American Electric Power Co.,
Inc. 1,957,463
11,005 Constellation Energy Corp. 2,218,938
35,361 Exelon Corp. 1,629,435
20,211 Xcel Energy, Inc. 1,430,737
7,236,573
TOTAL COMMON STOCKS
(Cost $513,210,962)
507,570,409
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
935,079 4.236% $ 935,079
(Cost $935,079)
TOTAL INVESTMENTS – 99.4%
(Cost $514,146,041)
$ 508,505,488
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.6%
3,217,403
NET ASSETS – 100.0%
$ 511,722,891
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
WRITTEN OPTIONS CONTRACTS
— At March 31, 2025, the Fund had the following written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. $ 486.00 04/28/2025 (275) $ (13,365) $ (129,107) $ (309,856) $ 180,749
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 471.00 04/28/2025 (658) (30,992) (771,800) (816,413) 44,613
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 481.00 04/18/2025 (780) (37,518) (406,378) (832,065) 425,687
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 480.00 04/14/2025 (826) (39,648) (344,156) (1,105,807) 761,651
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 494.00 04/07/2025 (753) (37,198) (19,353) (975,700) 956,347
Total written option contracts (3,292) $ (158,721) $ (1,670,794) $ (4,039,841) $ 2,369,047

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Communication Services – 9.2%
66,160 Alphabet, Inc., Class A $ 10,230,982
53,615 Alphabet, Inc., Class C 8,376,272
81,125 AT&T, Inc. 2,294,215
1,128 Charter Communications, Inc.,
Class A* 415,702
43,020 Comcast Corp., Class A 1,587,438
2,620 Electronic Arts, Inc. 378,642
2,559 Fox Corp., Class A 144,839
1,590 Fox Corp., Class B 83,809
4,141 Interpublic Group of Cos., Inc.
(The) 112,470
1,922 Live Nation Entertainment, Inc.* 250,975
2,749 Match Group, Inc. 85,769
24,832 Meta Platforms, Inc., Class A 14,312,171
4,859 Netflix, Inc.* 4,531,163
3,904 News Corp., Class A 106,267
924 News Corp., Class B 28,062
2,249 Omnicom Group, Inc. 186,465
6,780 Paramount Global, Class B 81,089
1,879 Take-Two Interactive Software,
Inc.* 389,423
718 TKO Group Holdings, Inc. 109,718
5,468 T-Mobile US, Inc. 1,458,370
47,401 Verizon Communications, Inc. 2,150,109
20,449 Walt Disney Co. (The) 2,018,316
25,473 Warner Bros Discovery, Inc.* 273,325
49,605,591
Consumer Discretionary – 10.3%
4,835 Airbnb, Inc., Class A* 577,589
106,998 Amazon.com, Inc.* 20,357,439
2,711 Aptiv PLC (Jersey)* 161,305
185 AutoZone, Inc.* 705,364
2,150 Best Buy Co., Inc. 158,261
369 Booking Holdings, Inc. 1,699,950
2,757 Caesars Entertainment, Inc.* 68,925
1,923 CarMax, Inc.* 149,840
12,284 Carnival Corp.* 239,907
15,192 Chipotle Mexican Grill, Inc.* 762,790
3,421 D.R. Horton, Inc. 434,912
1,309 Darden Restaurants, Inc. 271,958
1,722 Deckers Outdoor Corp.* 192,537
396 Domino's Pizza, Inc. 181,942
3,826 DoorDash, Inc., Class A* 699,278
5,238 eBay, Inc. 354,770
1,407 Expedia Group, Inc. 236,517
44,607 Ford Motor Co. 447,408
1,749 Garmin Ltd. 379,760
11,293 General Motors Co. 531,110
1,541 Genuine Parts Co. 183,595
1,495 Hasbro, Inc. 91,928
2,786 Hilton Worldwide Holdings, Inc. 633,954
11,388 Home Depot, Inc. (The) 4,173,588
3,744 Las Vegas Sands Corp. 144,631
2,786 Lennar Corp., Class A 319,777
2,923 LKQ Corp. 124,344
6,508 Lowe’s Cos., Inc. 1,517,861
1,252 Lululemon Athletica, Inc.* 354,391
2,610 Marriott International, Inc.,
Class A 621,702
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
8,167 McDonald's Corp. $ 2,551,126
3,030 MGM Resorts International* 89,809
641 Mohawk Industries, Inc.* 73,189
13,360 NIKE, Inc., Class B 848,093
5,589 Norwegian Cruise Line Holdings
Ltd.* 105,967
29 NVR, Inc.* 210,087
658 O'Reilly Automotive, Inc.* 942,638
398 Pool Corp. 126,703
2,399 PulteGroup, Inc. 246,617
485 Ralph Lauren Corp. 107,059
3,626 Ross Stores, Inc. 463,367
2,872 Royal Caribbean Cruises Ltd. 590,024
12,954 Starbucks Corp. 1,270,658
2,533 Tapestry, Inc. 178,349
31,746 Tesla, Inc.* 8,227,293
12,633 TJX Cos., Inc. (The) 1,538,699
6,003 Tractor Supply Co. 330,765
503 Ulta Beauty, Inc.* 184,370
1,381 Williams-Sonoma, Inc. 218,336
1,026 Wynn Resorts Ltd. 85,671
3,245 Yum! Brands, Inc. 510,633
55,676,786
Consumer Staples – 6.0%
19,176 Altria Group, Inc. 1,150,944
5,355 Archer-Daniels-Midland Co. 257,094
1,860 Brown-Forman Corp., Class B 63,128
1,497 Bunge Global SA 114,401
2,360 Church & Dwight Co., Inc. 259,812
1,452 Clorox Co. (The) 213,807
44,230 Coca-Cola Co. (The) 3,167,753
9,500 Colgate-Palmolive Co. 890,150
5,411 Conagra Brands, Inc. 144,311
1,770 Constellation Brands, Inc., Class
A 324,830
5,013 Costco Wholesale Corp. 4,741,195
2,416 Dollar General Corp. 212,439
2,157 Dollar Tree, Inc.* 161,926
2,731 Estee Lauder Cos., Inc. (The),
Class A 180,246
5,955 General Mills, Inc. 356,049
1,612 Hershey Co. (The) 275,700
2,744 Hormel Foods Corp. 84,899
1,208 J M Smucker Co. (The) 143,039
3,085 Kellanova 254,482
22,074 Kenvue, Inc. 529,335
13,871 Keurig Dr Pepper, Inc. 474,666
3,724 Kimberly-Clark Corp. 529,627
10,427 Kraft Heinz Co. (The) 317,294
7,301 Kroger Co. (The) 494,205
1,710 Lamb Weston Holdings, Inc. 91,143
2,759 McCormick & Co., Inc. 227,093
2,035 Molson Coors Beverage Co.,
Class B 123,871
14,579 Mondelez International, Inc.,
Class A 989,185
7,529 Monster Beverage Corp.* 440,597
15,662 PepsiCo, Inc. 2,348,360
17,728 Philip Morris International, Inc. 2,813,965

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
26,449 Procter & Gamble Co. (The) $ 4,507,439
5,370 Sysco Corp. 402,965
5,142 Target Corp. 536,619
2,144 The Campbell's Company 85,589
2,925 Tyson Foods, Inc., Class A 186,644
7,996 Walgreens Boots Alliance, Inc. 89,315
49,307 Walmart, Inc. 4,328,662
32,512,779
Energy – 3.6%
4,239 APA Corp. 89,104
11,303 Baker Hughes Co. 496,767
18,970 Chevron Corp. 3,173,491
14,325 ConocoPhillips 1,504,411
8,261 Coterra Energy, Inc. 238,743
7,288 Devon Energy Corp. 272,571
2,073 Diamondback Energy, Inc. 331,431
6,212 EOG Resources, Inc. 796,627
6,906 EQT Corp. 368,988
2,443 Expand Energy Corp. 271,955
49,353 Exxon Mobil Corp. 5,869,552
9,395 Halliburton Co. 238,351
3,033 Hess Corp. 484,461
22,522 Kinder Morgan, Inc. 642,553
3,553 Marathon Petroleum Corp. 517,637
7,477 Occidental Petroleum Corp. 369,065
7,198 ONEOK, Inc. 714,186
4,678 Phillips 66 577,639
15,833 Schlumberger NV 661,819
2,662 Targa Resources Corp. 533,651
210 Texas Pacific Land Corp. 278,248
3,530 Valero Energy Corp. 466,207
14,140 Williams Cos., Inc. (The) 845,006
19,742,463
Financials – 14.6%
5,632 Aflac, Inc. 626,222
2,993 Allstate Corp. (The) 619,761
6,324 American Express Co. 1,701,472
6,967 American International Group,
Inc. 605,711
1,282 Ameriprise Financial, Inc. 620,629
2,493 Aon PLC, Class A 994,931
5,206 Apollo Global Management, Inc. 712,910
4,125 Arch Capital Group Ltd. 396,742
2,914 Arthur J Gallagher & Co. 1,006,029
599 Assurant, Inc. 125,640
75,911 Bank of America Corp. 3,167,766
9,689 Bank of New York Mellon Corp.
(The) 812,616
20,867 Berkshire Hathaway, Inc., Class
B* 11,113,347
1,786 Blackrock, Inc. 1,690,413
8,745 Blackstone, Inc. 1,222,376
2,599 Brown & Brown, Inc. 323,316
4,464 Capital One Financial Corp. 800,395
1,245 Cboe Global Markets, Inc. 281,731
19,939 Charles Schwab Corp. (The) 1,560,825
4,225 Chubb Ltd. 1,275,908
1,718 Cincinnati Financial Corp. 253,783
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
21,976 Citigroup, Inc. $ 1,560,076
5,350 Citizens Financial Group, Inc. 219,189
4,258 CME Group, Inc. 1,129,605
811 Corpay, Inc.* 282,812
2,914 Discover Financial Services 497,420
241 Erie Indemnity Co., Class A 100,991
496 Everest Group Ltd. 180,212
570 FactSet Research Systems, Inc. 259,145
5,858 Fidelity National Information
Services, Inc. 437,475
6,850 Fifth Third Bancorp 268,520
6,541 Fiserv, Inc.* 1,444,449
7,193 Franklin Resources, Inc. 138,465
2,847 Global Payments, Inc. 278,778
988 Globe Life, Inc. 130,139
3,240 Hartford Insurance Group, Inc.
(The) 400,885
16,508 Huntington Bancshares, Inc. 247,785
7,040 Intercontinental Exchange, Inc. 1,214,400
9,385 Invesco Ltd. 142,370
701 Jack Henry & Associates, Inc. 128,003
31,813 JPMorgan Chase & Co. 7,803,729
11,831 KeyCorp 189,178
8,174 KKR & Co., Inc. 944,996
1,965 Loews Corp. 180,603
1,790 M&T Bank Corp. 319,962
457 MarketAxess Holdings, Inc. 98,872
5,627 Marsh & McLennan Cos., Inc. 1,373,157
9,238 Mastercard, Inc., Class A 5,063,533
6,841 MetLife, Inc. 549,264
2,051 Moody's Corp. 955,130
15,283 Morgan Stanley 1,783,068
1,007 MSCI, Inc. 569,458
6,310 Nasdaq, Inc. 478,677
3,243 Northern Trust Corp. 319,922
11,333 PayPal Holdings, Inc.* 739,478
4,432 PNC Financial Services Group,
Inc. (The) 779,013
2,561 Principal Financial Group, Inc. 216,072
6,638 Progressive Corp. (The) 1,878,620
4,241 Prudential Financial, Inc. 473,635
2,566 Raymond James Financial, Inc. 356,443
9,335 Regions Financial Corp. 202,850
3,851 S&P Global, Inc. 1,956,693
4,624 State Street Corp. 413,987
4,757 Synchrony Financial 251,836
3,338 T. Rowe Price Group, Inc. 306,662
2,554 Travelers Cos., Inc. (The) 675,431
15,293 Truist Financial Corp. 629,307
17,564 US Bancorp 741,552
19,566 Visa, Inc., Class A 6,857,100
2,754 W R Berkley Corp. 195,975
37,519 Wells Fargo & Co. 2,693,489
1,089 Willis Towers Watson PLC 368,028
79,338,962
Health Care – 11.1%
19,644 Abbott Laboratories 2,605,777
20,062 AbbVie, Inc. 4,203,390
3,164 Agilent Technologies, Inc. 370,125

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
820 Align Technology, Inc.* $ 130,265
6,155 Amgen, Inc. 1,917,590
5,804 Baxter International, Inc. 198,671
3,253 Becton Dickinson & Co. 745,132
1,593 Biogen, Inc.* 217,986
1,642 Bio-Techne Corp. 96,270
16,913 Boston Scientific Corp.* 1,706,183
23,000 Bristol-Myers Squibb Co. 1,402,770
2,565 Cardinal Health, Inc. 353,380
1,965 Cencora, Inc. 546,447
5,591 Centene Corp.* 339,430
603 Charles River Laboratories
International, Inc.* 90,764
3,097 Cigna Group (The) 1,018,913
2,256 Cooper Cos., Inc. (The)* 190,294
14,361 CVS Health Corp. 972,958
7,248 Danaher Corp. 1,485,840
602 DaVita, Inc.* 92,088
4,379 Dexcom, Inc.* 299,042
6,641 Edwards Lifesciences Corp.* 481,340
2,620 Elevance Health, Inc. 1,139,595
8,951 Eli Lilly & Co. 7,392,720
5,243 GE HealthCare Technologies,
Inc. 423,163
14,151 Gilead Sciences, Inc. 1,585,620
2,066 HCA Healthcare, Inc. 713,906
1,430 Henry Schein, Inc.* 97,941
2,416 Hologic, Inc.* 149,236
1,363 Humana, Inc. 360,650
922 IDEXX Laboratories, Inc.* 387,194
1,710 Incyte Corp.* 103,540
819 Insulet Corp.* 215,078
4,081 Intuitive Surgical, Inc.* 2,021,197
1,931 IQVIA Holdings, Inc.* 340,435
27,154 Johnson & Johnson 4,503,219
975 Labcorp Holdings, Inc. 226,922
1,386 McKesson Corp. 932,764
14,618 Medtronic PLC 1,313,573
28,547 Merck & Co., Inc. 2,562,379
234 Mettler-Toledo International,
Inc.* 276,333
3,810 Moderna, Inc.* 108,014
627 Molina Healthcare, Inc.* 206,528
64,359 Pfizer, Inc. 1,630,857
1,300 Quest Diagnostics, Inc. 219,960
1,176 Regeneron Pharmaceuticals, Inc. 745,854
1,634 ResMed, Inc. 365,771
1,381 Revvity, Inc. 146,110
1,569 Solventum Corp.* 119,307
1,045 STERIS PLC 236,849
3,904 Stryker Corp. 1,453,264
4,347 Thermo Fisher Scientific, Inc. 2,163,067
10,443 UnitedHealth Group, Inc. 5,469,521
691 Universal Health Services, Inc.,
Class B 129,839
2,914 Vertex Pharmaceuticals, Inc.* 1,412,765
14,033 Viatris, Inc. 122,227
668 Waters Corp.* 246,205
786 West Pharmaceutical Services,
Inc. 175,970
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
2,219 Zimmer Biomet Holdings, Inc. $ 251,146
5,003 Zoetis, Inc. 823,744
60,237,118
Industrials – 8.4%
6,204 3M Co. 911,119
942 A O Smith Corp. 61,569
936 Allegion PLC 122,111
2,512 AMETEK, Inc. 432,416
4,525 Automatic Data Processing, Inc. 1,382,523
833 Axon Enterprise, Inc.* 438,116
8,511 Boeing Co. (The)* 1,451,551
1,265 Broadridge Financial Solutions,
Inc. 306,712
1,332 Builders FirstSource, Inc.* 166,420
1,276 C.H. Robinson Worldwide, Inc. 130,662
9,398 Carrier Global Corp. 595,833
5,469 Caterpillar, Inc. 1,803,676
3,839 Cintas Corp. 789,030
9,713 Copart, Inc.* 549,659
22,227 CSX Corp. 654,141
1,550 Cummins, Inc. 485,832
1,751 Dayforce, Inc.* 102,136
2,912 Deere & Co. 1,366,747
7,261 Delta Air Lines, Inc. 316,580
1,516 Dover Corp. 266,331
4,549 Eaton Corp. PLC 1,236,555
6,422 Emerson Electric Co. 704,108
1,400 Equifax, Inc. 340,984
1,389 Expeditors International of
Washington, Inc. 167,027
6,178 Fastenal Co. 479,104
2,516 FedEx Corp. 613,351
3,787 Fortive Corp. 277,133
3,173 GE Vernova, Inc. 968,653
672 Generac Holdings, Inc.* 85,109
2,800 General Dynamics Corp. 763,224
12,264 General Electric Co. 2,454,640
7,358 Honeywell International, Inc. 1,558,057
4,748 Howmet Aerospace, Inc. 615,958
629 Hubbell, Inc. 208,142
419 Huntington Ingalls Industries,
Inc. 85,493
768 IDEX Corp. 138,985
2,935 Illinois Tool Works, Inc. 727,909
4,503 Ingersoll Rand, Inc. 360,375
843 J.B. Hunt Transport Services, Inc. 124,722
1,336 Jacobs Solutions, Inc. 161,509
7,685 Johnson Controls International
PLC 615,645
2,082 L3Harris Technologies, Inc. 435,783
1,476 Leidos Holdings, Inc. 199,171
356 Lennox International, Inc. 199,655
2,344 Lockheed Martin Corp. 1,047,088
2,453 Masco Corp. 170,582
548 Nordson Corp. 110,543
2,590 Norfolk Southern Corp. 613,442
1,544 Northrop Grumman Corp. 790,543
2,062 Old Dominion Freight Line, Inc. 341,158
4,505 Otis Worldwide Corp. 464,916

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
5,928 PACCAR, Inc. $ 577,209
1,478 Parker-Hannifin Corp. 898,402
3,455 Paychex, Inc. 533,037
491 Paycom Software, Inc. 107,274
1,868 Pentair PLC 163,413
1,731 Quanta Services, Inc. 439,986
2,255 Republic Services, Inc. 546,071
1,272 Rockwell Automation, Inc. 328,659
2,661 Rollins, Inc. 143,774
15,048 RTX Corp. 1,993,258
587 Snap-on, Inc. 197,825
6,566 Southwest Airlines Co. 220,486
1,653 Stanley Black & Decker, Inc. 127,083
2,013 Textron, Inc. 145,439
2,563 Trane Technologies PLC 863,526
679 TransDigm Group, Inc. 939,254
23,676 Uber Technologies, Inc.* 1,725,033
6,925 Union Pacific Corp. 1,635,962
3,894 United Airlines Holdings, Inc.* 268,881
8,280 United Parcel Service, Inc.,
Class B 910,717
795 United Rentals, Inc. 498,227
2,702 Veralto Corp. 263,310
1,667 Verisk Analytics, Inc. 496,133
476 W.W. Grainger, Inc. 470,207
4,220 Waste Management, Inc. 976,972
1,949 Westinghouse Air Brake
Technologies Corp. 353,451
2,629 Xylem, Inc. 314,060
45,530,377
Information Technology – 29.5%
7,051 Accenture PLC, Class A (Ireland) 2,200,194
4,922 Adobe, Inc.* 1,887,735
18,417 Advanced Micro Devices, Inc.* 1,892,163
1,681 Akamai Technologies, Inc.* 135,320
13,907 Amphenol Corp., Class A 912,160
5,624 Analog Devices, Inc. 1,134,192
938 ANSYS, Inc.* 296,933
170,398 Apple, Inc. 37,850,508
9,213 Applied Materials, Inc. 1,336,991
11,798 Arista Networks, Inc.* 914,109
2,431 Autodesk, Inc.* 636,436
53,214 Broadcom, Inc. 8,909,620
3,116 Cadence Design Systems, Inc.* 792,492
1,497 CDW Corp. 239,909
45,476 Cisco Systems, Inc. 2,806,324
5,437 Cognizant Technology Solutions
Corp., Class A 415,930
8,841 Corning, Inc. 404,741
2,785 Crowdstrike Holdings, Inc.,
Class A* 981,935
3,571 Dell Technologies, Inc., Class C 325,497
1,425 Enphase Energy, Inc.* 88,421
619 EPAM Systems, Inc.* 104,512
673 F5, Inc.* 179,200
280 Fair Isaac Corp.* 516,365
1,183 First Solar, Inc.* 149,567
7,152 Fortinet, Inc.* 688,451
857 Gartner, Inc.* 359,717
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
6,371 Gen Digital, Inc. $ 169,086
1,632 GoDaddy, Inc., Class A* 293,988
15,483 Hewlett Packard Enterprise Co. 238,903
10,228 HP, Inc. 283,213
49,322 Intel Corp. 1,120,103
10,514 International Business Machines
Corp. 2,614,411
3,174 Intuit, Inc. 1,948,804
1,265 Jabil, Inc. 172,129
3,332 Juniper Networks, Inc. 120,585
1,979 Keysight Technologies, Inc.* 296,395
1,505 KLA Corp. 1,023,099
14,558 Lam Research Corp. 1,058,367
6,068 Microchip Technology, Inc. 293,752
12,697 Micron Technology, Inc. 1,103,242
84,363 Microsoft Corp. 31,669,027
522 Monolithic Power Systems, Inc. 302,750
1,913 Motorola Solutions, Inc. 837,530
2,186 NetApp, Inc. 192,018
277,789 NVIDIA Corp. 30,106,772
2,886 NXP Semiconductors NV
(China) 548,513
4,756 ON Semiconductor Corp.* 193,522
18,534 Oracle Corp. 2,591,238
23,356 Palantir Technologies, Inc., Class
A* 1,971,246
7,535 Palo Alto Networks, Inc.* 1,285,772
1,290 PTC, Inc.* 199,885
12,555 QUALCOMM, Inc. 1,928,573
1,195 Roper Technologies, Inc. 704,548
10,860 Salesforce, Inc. 2,914,390
2,496 Seagate Technology Holdings
PLC 212,035
2,335 ServiceNow, Inc.* 1,858,987
1,763 Skyworks Solutions, Inc. 113,943
5,739 Super Micro Computer, Inc.* 196,503
1,768 Synopsys, Inc.* 758,207
3,294 TE Connectivity PLC
(Switzerland) 465,508
487 Teledyne Technologies, Inc.* 242,385
1,835 Teradyne, Inc. 151,571
10,322 Texas Instruments, Inc. 1,854,863
2,881 Trimble, Inc.* 189,138
445 Tyler Technologies, Inc.* 258,719
969 VeriSign, Inc.* 246,000
4,097 Western Digital Corp.* 165,642
2,390 Workday, Inc., Class A* 558,137
610 Zebra Technologies Corp., Class
A* 172,362
159,785,283
Materials – 2.0%
2,536 Air Products and Chemicals, Inc. 747,917
1,357 Albemarle Corp. 97,731
17,306 Amcor PLC 167,868
880 Avery Dennison Corp. 156,614
3,274 Ball Corp. 170,477
1,953 CF Industries Holdings, Inc. 152,627
7,671 Corteva, Inc. 482,736
7,923 Dow, Inc. 276,671

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
4,730 DuPont de Nemours, Inc. $ 353,236
1,395 Eastman Chemical Co. 122,913
2,824 Ecolab, Inc. 715,941
16,395 Freeport-McMoRan, Inc. 620,715
2,829 International Flavors &
Fragrances, Inc. 219,559
6,107 International Paper Co. 325,809
5,414 Linde PLC 2,520,975
2,838 LyondellBasell Industries NV,
Class A 199,795
709 Martin Marietta Materials, Inc. 338,994
3,737 Mosaic Co. (The) 100,936
12,953 Newmont Corp. 625,371
2,695 Nucor Corp. 324,316
995 Packaging Corp. of America 197,030
2,581 PPG Industries, Inc. 282,232
2,665 Sherwin-Williams Co. (The) 930,591
5,675 Smurfit WestRock PLC 255,716
1,652 Steel Dynamics, Inc. 206,632
1,499 Vulcan Materials Co. 349,717
10,943,119
Real Estate – 2.3%
1,785 Alexandria Real Estate Equities,
Inc. REIT 165,130
5,465 American Tower Corp. REIT 1,189,184
1,533 AvalonBay Communities, Inc.
REIT 329,012
1,861 BXP, Inc. REIT 125,041
1,164 Camden Property Trust REIT 142,357
3,385 CBRE Group, Inc., Class A* 442,690
4,602 CoStar Group, Inc.* 364,616
5,095 Crown Castle, Inc. REIT 531,052
3,652 Digital Realty Trust, Inc. REIT 523,295
1,116 Equinix, Inc. REIT 909,931
3,649 Equity Residential REIT 261,195
771 Essex Property Trust, Inc. REIT 236,365
2,377 Extra Space Storage, Inc. REIT 352,961
790 Federal Realty Investment Trust
REIT 77,278
7,969 Healthpeak Properties, Inc. REIT 161,133
8,367 Host Hotels & Resorts, Inc.
REIT 118,895
6,190 Invitation Homes, Inc. REIT 215,722
3,415 Iron Mountain, Inc. REIT 293,827
8,144 Kimco Realty Corp. REIT 172,979
1,270 Mid-America Apartment
Communities, Inc. REIT 212,827
10,567 Prologis, Inc. REIT 1,181,285
1,746 Public Storage REIT 522,560
9,426 Realty Income Corp. REIT 546,802
1,554 Regency Centers Corp. REIT 114,623
1,319 SBA Communications Corp.
REIT 290,193
3,738 Simon Property Group, Inc.
REIT 620,807
3,323 UDR, Inc. REIT 150,100
4,856 Ventas, Inc. REIT 333,899
11,853 VICI Properties, Inc. REIT 386,645
6,911 Welltower, Inc. REIT 1,058,834
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
7,527 Weyerhaeuser Co. REIT $ 220,391
12,251,629
Utilities – 2.5%
8,380 AES Corp. (The) 104,080
2,951 Alliant Energy Corp. 189,897
3,024 Ameren Corp. 303,610
5,906 American Electric Power Co.,
Inc. 645,349
1,940 American Water Works Co., Inc. 286,189
1,592 Atmos Energy Corp. 246,091
7,447 CenterPoint Energy, Inc. 269,805
3,396 CMS Energy Corp. 255,074
3,766 Consolidated Edison, Inc. 416,482
3,578 Constellation Energy Corp. 721,432
9,380 Dominion Energy, Inc. 525,937
2,369 DTE Energy Co. 327,562
8,849 Duke Energy Corp. 1,079,313
4,478 Edison International 263,844
5,101 Entergy Corp. 436,084
2,974 Evergy, Inc. 205,057
3,838 Eversource Energy 238,378
11,637 Exelon Corp. 536,233
5,693 FirstEnergy Corp. 230,111
23,323 NextEra Energy, Inc. 1,653,367
6,091 NiSource, Inc. 244,188
2,409 NRG Energy, Inc. 229,963
25,229 PG&E Corp. 433,434
1,387 Pinnacle West Capital Corp. 132,112
7,647 PPL Corp. 276,133
5,794 Public Service Enterprise Group,
Inc. 476,846
7,581 Sempra 540,980
12,410 Southern Co. (The) 1,141,099
3,962 Vistra Corp. 465,297
3,587 WEC Energy Group, Inc. 390,911
6,529 Xcel Energy, Inc. 462,188
13,727,046
TOTAL COMMON STOCKS
(Cost $534,013,336)
539,351,153
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,214,075 4.236% 1,214,075
(Cost $1,214,075)
TOTAL INVESTMENTS – 99.7%
(Cost $535,227,411)
$ 540,565,228
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
1,808,808
NET ASSETS – 100.0%
$ 542,374,036
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
WRITTEN OPTIONS CONTRACTS
— At March 31, 2025, the Fund had the following written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. $ 570.00 04/28/2025 (60) $ (3,420) $ (38,446) $ (64,365) $ 25,919
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 558.00 04/28/2025 (549) (30,634) (720,824) (634,507) (86,317)
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 565.00 04/18/2025 (596) (33,674) (451,595) (625,651) 174,056
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 563.00 04/14/2025 (839) (47,236) (573,781) (961,284) 387,503
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 579.00 04/07/2025 (623) (36,072) (20,399) (687,013) 666,614
Total written option contracts (2,667) $ (151,036) $ (1,805,045) $ (2,972,820) $ 1,167,775

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
March 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money
Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March
31, 2025:
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the
(a)
Nasdaq-100 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 4,476,467 $ — $ —
Europe 5,021,941 — —
North America 494,593,600 — —
South America 3,478,401 — —
Investment Company 935,079 — —
Total
$ 508,505,488 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ —
$
(1,670,794) $ —
€ 1.00 € 1.00 € 1.00
(a)
S&P 500 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 548,513 $ — $ —
Europe 2,827,007 — —
North America 535,975,633 — —
Investment Company 1,214,075 — —
Securities Lending Reinvestment Vehicle 17,561 — —
Total
$ 540,582,789 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ — $ (1,805,045) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
FLEX Options Risk — The Fund utilizes FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options.
In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying
Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Non-Diversification Risk — The Nasdaq-100 Core Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s
NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.
Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)